08058638

NASDAQ

THE NASDAQ STOCK MARKET
LISTING QUALIFICATIONS DEPARTMENT
9600 BLACKWELL ROAD
ROCKVILLE, MD 20850

Gary Sundick
Vice President
Listing Qualifications

1-13738

By Facsimile and First Class Mail

Received SEC
SEP 22 2008
Washington, DC 20549

September 22, 2008

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

PROCESSED
SEP 24 2008
THOMSON REUTERS

Dear Ms. Peters:

This is to certify that on September 22, 2008 The Nasdaq Stock Market (the "Exchange") received from Psychemedics Corporation (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Common Stock, $.005 par value

We further certify that the security described above has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request

Sincerely,

Gary Sundick

END